Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Real estate loans	$ 17,772	$ 17,168
Commercial loans	3,101	3,466
Consumer loans	18	31
Total loan interest	20,891	20,665
Securities	5,225	5,387
Other interest earning assets	41	23
Total interest income	26,157	26,075
Interest expense:
Deposits	1,143	1,575
Repurchase agreements	69	79
Borrowed funds	518	694
Total interest expense	1,730	2,348
Net interest income	24,427	23,727
Provision for loan losses	450	2,350
Net interest income after provision for loan losses	23,977	21,377
Noninterest income:
Fees and service charges	2,537	2,677
Wealth management operations	1,397	1,264
Gain on sale of securities, net	630	1,120
Increase in cash value of bank owned life insurance	380	381
Gain on sale of loans held-for-sale, net	379	987
Gain on sale of foreclosed real estate	17	430
Benefit from bank owned life insurance	0	587
Other-than-temporary credit impairment of debt securities	0	(6)
Noncredit portion of other-than-temporary credit impairment of debt securities recognized in other comprehensive income	0	0
Other	19	96
Total noninterest income	5,359	7,536
Noninterest expense:
Compensation and benefits	10,599	10,783
Occupancy and equipment	3,120	3,064
Data processing	1,021	1,073
Marketing	509	380
Federal deposit insurance premiums	503	571
Statement and check processing	310	317
Professional services	288	279
Other	3,471	3,652
Total noninterest expense	19,821	20,119
Income before income tax expenses	9,515	8,794
Income tax expenses	2,397	1,941
Net income	$ 7,118	$ 6,853
Earnings per common share:
Basic (in dollars per share)	$ 2.50	$ 2.41
Diluted (in dollars per share)	$ 2.50	$ 2.41
Dividends declared per common share (in dollars per share)	$ 0.85	$ 0.72